FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of reclassified levels [Abstract]
Transfer from Level 1 to Level 2	$ 0
Transfer from Level 2 to Level 1	0
Transfer in into Level 3	0
Transfer in out of Level 3	17,940,000
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liability [Abstract]
Liability	9,798,000	$ 22,364,221
Recurring [Member] | Level 3 [Member] | Private Placement Warrant [Member]
Liability [Abstract]
Liability	11,422,018	16,867,946
Recurring [Member] | Level 3 [Member] | FPA Liability - Committed [Member]
Liability [Abstract]
Liability	2,474,941	2,947,167
Recurring [Member] | Level 3 [Member] | FPA Liability - Optional [Member]
Liability [Abstract]
Liability	$ 2,533,104	$ 3,810,610